Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited)

March 31, 2023

	Shares/ Principal	Fair Value
Common Stocks - 98.4%
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. *	6,319	$1,420,827
HEICO Corp., Class A	6,943	943,554
Textron, Inc.	1,999	141,189
		2,505,570
Air Freight & Logistics - 0.1%
GXO Logistics, Inc. *	3,588	181,050

Automobile Components - 0.6%
Aptiv PLC *	7,978	895,052
Lear Corp.	3,652	509,417
		1,404,469
Automobiles - 0.1%
General Motors Co.	4,538	166,454

Banks - 0.0%†
Mid Penn Bancorp., Inc.	1	26

Beverages - 0.6%
PepsiCo, Inc.	7,492	1,365,792

Biotechnology - 4.6%
Alnylam Pharmaceuticals, Inc. *	2,829	566,705
Exelixis, Inc. *	66,687	1,294,395
Horizon Therapeutics PLC *	14,107	1,539,638
Incyte Corp. *	32,912	2,378,550
Ionis Pharmaceuticals, Inc. *	2,564	91,637
Natera, Inc. *	770	42,750
Neurocrine Biosciences, Inc. *	20,216	2,046,264
Sarepta Therapeutics, Inc. *	5,580	769,091
Seagen, Inc. *	7,641	1,547,073
Ultragenyx Pharmaceutical, Inc. *	26,417	1,059,322
Verve Therapeutics, Inc. *	568	8,191
		11,343,616
Broadline Retail - 1.6%
Coupang, Inc. *	3,367	53,872
eBay, Inc.	49,698	2,205,100
Etsy, Inc. *	15,220	1,694,443
		3,953,415
Building Products - 2.6%
Allegion PLC	28,251	3,015,229
Carlisle Cos., Inc.	3,078	695,844
Trane Technologies PLC	14,203	2,613,068
		6,324,141
Capital Markets - 2.7%
Ameriprise Financial, Inc.	590	180,835
Ares Management Corp., Class A	5,114	426,712
Bank of New York Mellon Corp. (The)	836	37,988
Blue Owl Capital, Inc.	10,039	111,232
Cboe Global Markets, Inc.	3,225	432,924
FactSet Research Systems, Inc.	1,386	575,315
LPL Financial Holdings, Inc.	8,735	1,767,964
Morningstar, Inc.	319	64,767
MSCI, Inc.	3,319	1,857,611

	Shares/ Principal	Fair Value

Capital Markets (continued)
S&P Global, Inc.	1,282	$441,995
Tradeweb Markets, Inc., Class A	10,900	861,318
		6,758,661
Chemicals - 2.3%
Albemarle Corp.	4,404	973,460
CF Industries Holdings, Inc.	7,347	532,584
Ecolab, Inc.	8,796	1,456,002
FMC Corp.	20,037	2,447,119
Ginkgo Bioworks Holdings, Inc. *	18,390	24,458
PPG Industries, Inc.	2,074	277,045
		5,710,668
Commercial Services & Supplies - 2.7%
Cintas Corp.	11,137	5,152,867
Rollins, Inc.	14,618	548,613
Tetra Tech, Inc.	7,182	1,055,108
		6,756,588
Communications Equipment - 0.5%
Arista Networks, Inc. *	3,521	591,035
Juniper Networks, Inc.	21,452	738,378
		1,329,413
Construction & Engineering - 1.3%
AECOM	31,692	2,672,270
Valmont Industries, Inc.	1,530	488,498
		3,160,768
Construction Materials - 0.8%
Vulcan Materials Co.	11,590	1,988,380

Consumer Finance - 1.0%
American Express Co.	13,122	2,164,474
Synchrony Financial	7,190	209,085
Upstart Holdings, Inc. *	8,679	137,909
		2,511,468
Consumer Staples Distribution & Retail - 0.1%
Walmart, Inc.	859	126,660

Containers & Packaging - 0.1%
Crown Holdings, Inc.	3,384	279,891

Distributors - 0.5%
Genuine Parts Co.	5,329	891,595
Pool Corp.	600	205,464
		1,097,059
Electrical Equipment - 0.1%
Vertiv Holdings Co.	9,430	134,943

Electronic Equipment, Instruments & Components - 1.7%
Flex Ltd. *	80,783	1,858,817
Jabil, Inc.	13,658	1,204,089
Keysight Technologies, Inc. *	6,917	1,116,957
		4,179,863

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

Energy Equipment & Services - 0.6%
Halliburton Co.	46,819	$1,481,353
Parker Drilling Co. *	2	22
		1,481,375
Entertainment - 1.9%
ROBLOX Corp., Class A *	35,791	1,609,879
Roku, Inc. *	8,106	533,537
Spotify Technology SA *	11,335	1,514,583
Warner Bros Discovery, Inc. *	70,548	1,065,275
		4,723,274
Financial Services - 1.1%
Apollo Global Management, Inc.	13,930	879,819
PayPal Holdings, Inc. *	11,984	910,065
StoneCo Ltd., Class A *	8,289	79,077
Toast, Inc., Class A *	23,968	425,432
WEX, Inc. *	2,156	396,467
		2,690,860
Food Products - 1.9%
Archer-Daniels-Midland Co.	24,773	1,973,417
Hershey Co. (The)	8,180	2,081,074
Kellogg Co.	10,578	708,303
		4,762,794
Ground Transportation - 0.6%
JB Hunt Transport Services, Inc.	2,406	422,157
Landstar System, Inc.	2,422	434,168
Lyft, Inc., Class A *	48,653	451,013
RXO, Inc. *	1,977	38,828
		1,346,166
Health Care Equipment & Supplies - 5.2%
Align Technology, Inc. *	2,703	903,180
Dexcom, Inc. *	27,387	3,181,822
Globus Medical, Inc., Class A *	691	39,138
IDEXX Laboratories, Inc. *	7,856	3,928,629
Insulet Corp. *	4,213	1,343,778
ResMed, Inc.	15,448	3,382,958
		12,779,505
Health Care Providers & Services - 1.5%
AmerisourceBergen Corp.	5,457	873,720
Cigna Corp. (The)	4,139	1,057,639
CVS Health Corp.	13,805	1,025,849
Elevance Health, Inc.	1,317	605,570
Guardant Health, Inc. *	9,955	233,345
		3,796,123
Health Care Technology - 1.4%
Teladoc Health, Inc. *	33,845	876,586
Veeva Systems, Inc., Class A *	13,318	2,447,715
		3,324,301
Hotels, Restaurants & Leisure - 5.2%
Caesars Entertainment, Inc. *	33,168	1,618,930
Chipotle Mexican Grill, Inc. *	904	1,544,294
Darden Restaurants, Inc.	20,619	3,199,244

	Shares/ Principal	Fair Value

Hotels, Restaurants & Leisure (continued)
Domino's Pizza, Inc.	397	$130,959
DraftKings, Inc., Class A *	28,237	546,668
Expedia Group, Inc. *	12,669	1,229,273
Hilton Worldwide Holdings, Inc.	10,763	1,516,184
Travel + Leisure Co.	53,675	2,104,060
Wyndham Hotels & Resorts, Inc.	4,032	273,571
Yum! Brands, Inc.	5,034	664,891
		12,828,074
Household Durables - 1.1%
NVR, Inc. *	100	557,219
PulteGroup, Inc.	2,997	174,665
Toll Brothers, Inc.	10,639	638,659
TopBuild Corp. *	6,562	1,365,815
		2,736,358
Insurance - 0.8%
Arthur J Gallagher & Co.	2,458	470,240
Everest Re Group Ltd.	3,547	1,269,897
MetLife, Inc.	3,640	210,902
		1,951,039
Interactive Media & Services - 1.4%
Alphabet, Inc., Class A *	4,812	499,149
Match Group, Inc. *	37,129	1,425,382
Pinterest, Inc., Class A *	29,840	813,737
Snap, Inc., Class A *	40,811	457,491
ZoomInfo Technologies, Inc. *	14,453	357,134
		3,552,893
IT Services - 2.6%
Cloudflare, Inc., Class A *	14,587	899,434
EPAM Systems, Inc. *	1,715	512,785
Gartner, Inc. *	8,806	2,868,731
Globant SA *	2,493	408,877
MongoDB, Inc. *	1,716	400,034
Okta, Inc. *	724	62,438
Twilio, Inc., Class A *	6,318	420,968
VeriSign, Inc. *	327	69,105
Wix.com Ltd. *	8,642	862,471
		6,504,843
Leisure Products - 0.2%
Brunswick Corp.	5,683	466,006

Life Sciences Tools & Services - 5.1%
Adaptive Biotechnologies Corp. *	10,006	88,353
Agilent Technologies, Inc.	37,504	5,188,303
Avantor, Inc. *	19,845	419,523
Bruker Corp.	8,570	675,659
Charles River Laboratories International, Inc. *	496	100,103
Danaher Corp.	2,100	529,284
IQVIA Holdings, Inc. *	11,391	2,265,556
Mettler-Toledo International, Inc. *	1,471	2,250,939
Syneos Health, Inc. *	5,286	188,287

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

Life Sciences Tools & Services (continued)
Waters Corp. *	2,821	$873,466
West Pharmaceutical Services, Inc.	172	59,593
		12,639,066
Machinery - 2.9%
AGCO Corp.	870	117,624
Allison Transmission Holdings, Inc.	16,511	746,958
Cummins, Inc.	223	53,270
Deere & Co.	1,521	627,990
Donaldson Co., Inc.	6,615	432,224
Graco, Inc.	28,027	2,046,251
Otis Worldwide Corp.	3,767	317,935
Timken Co. (The)	3,728	304,652
Xylem, Inc.	24,504	2,565,569
		7,212,473
Media - 0.8%
Fox Corp., Class A	34,808	1,185,213
Liberty Media Corp.-Liberty SiriusXM, Class A *	668	18,764
Trade Desk, Inc. (The), Class A *	14,141	861,328
		2,065,305
Metals & Mining - 0.0%†
Steel Dynamics, Inc.	273	30,865
United States Steel Corp.	897	23,412
		54,277
Oil, Gas & Consumable Fuels - 2.5%
Cheniere Energy, Inc.	5,307	836,383
Devon Energy Corp.	2,963	149,958
Diamondback Energy, Inc.	4,820	651,519
Hess Corp.	9,687	1,281,978
Ovintiv, Inc.	37,109	1,338,893
PDC Energy, Inc.	1,569	100,698
Targa Resources Corp.	19,580	1,428,361
Texas Pacific Land Corp.	254	432,059
		6,219,849
Passenger Airlines - 0.4%
Delta Air Lines, Inc. *	27,318	953,945

Professional Services - 2.3%
Booz Allen Hamilton Holding Corp.	10,701	991,876
KBR, Inc.	20,118	1,107,496
Paychex, Inc.	24,455	2,802,298
TransUnion	5,502	341,894
Verisk Analytics, Inc.	2,375	455,668
		5,699,232
Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A *	4,763	346,794
Zillow Group, Inc., Class A *	4,523	197,655
		544,449

	Shares/ Principal	Fair Value

Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	2,159	$144,934

Retail REITs - 1.1%
Simon Property Group, Inc.	24,323	2,723,446

Semiconductors & Semiconductor Equipment - 4.8%
Analog Devices, Inc.	2,949	581,602
Enphase Energy, Inc. *	9,541	2,006,281
Lattice Semiconductor Corp. *	18,226	1,740,583
MaxLinear, Inc. *	4,973	175,099
Microchip Technology, Inc.	32,602	2,731,395
Monolithic Power Systems, Inc.	1,653	827,393
NVIDIA Corp.	4,148	1,152,190
ON Semiconductor Corp. *	5,609	461,733
Teradyne, Inc.	20,017	2,152,028
		11,828,304
Software - 15.0%
Adobe, Inc. *	514	198,080
Alteryx, Inc., Class A *	2,099	123,505
ANSYS, Inc. *	3,386	1,126,861
AppLovin Corp., Class A *	3,288	51,786
Asana, Inc., Class A *	3,419	72,244
Cadence Design Systems, Inc. *	21,366	4,488,783
Ceridian HCM Holding, Inc. *	7,944	581,660
Confluent, Inc., Class A *	7,362	177,203
Crowdstrike Holdings, Inc., Class A *	15,848	2,175,297
Datadog, Inc., Class A *	12,781	928,668
DocuSign, Inc. *	17,302	1,008,707
Dropbox, Inc., Class A *	3,381	73,097
Dynatrace, Inc. *	23,958	1,013,423
Elastic NV *	13,277	768,738
Fair Isaac Corp. *	47	33,026
Five9, Inc. *	6,886	497,789
Fortinet, Inc. *	50,805	3,376,500
HubSpot, Inc. *	3,957	1,696,564
Jamf Holding Corp. *	2,489	48,336
Manhattan Associates, Inc. *	17,091	2,646,541
Nutanix, Inc., Class A *	1,169	30,382
Palantir Technologies, Inc., Class A *	115,555	976,440
Paycom Software, Inc. *	5,992	1,821,628
Paylocity Holding Corp. *	5,931	1,178,964
Rapid7, Inc. *	4,368	200,535
RingCentral, Inc., Class A *	46,711	1,432,626
Salesforce, Inc. *	1,602	320,048
SentinelOne, Inc., Class A *	3,280	53,661
ServiceNow, Inc. *	410	190,535
Smartsheet, Inc., Class A *	5,895	281,781
Splunk, Inc. *	19,707	1,889,507
Synopsys, Inc. *	12,279	4,742,764
Tenable Holdings, Inc. *	3,015	143,243
Teradata Corp. *	30,855	1,242,839

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

Software (continued)
Unity Software, Inc. *	11,542	$374,423
Workday, Inc., Class A *	704	145,404
Zoom Video Communications, Inc., Class A *	4,270	315,297
Zscaler, Inc. *	4,839	565,340
		36,992,225
Specialized REITs - 1.4%
Lamar Advertising Co., Class A	6,159	615,223
SBA Communications Corp.	11,146	2,909,886
		3,525,109
Specialty Retail - 4.1%
Advance Auto Parts, Inc.	813	98,869
AutoZone, Inc. *	1,207	2,966,987
Best Buy Co., Inc.	15,551	1,217,177
Carvana Co. *	7,174	70,234
Five Below, Inc. *	4,072	838,710
O'Reilly Automotive, Inc. *	492	417,698
Penske Automotive Group, Inc.	1,382	195,981
Ross Stores, Inc.	13,188	1,399,642
TJX Cos., Inc. (The)	3,323	260,390
Tractor Supply Co.	2,007	471,725
Ulta Beauty, Inc. *	3,679	2,007,520
Wayfair, Inc., Class A *	5,873	201,679
Williams-Sonoma, Inc.	438	53,287
		10,199,899
Technology Hardware, Storage & Peripherals - 1.9%
Dell Technologies, Inc., Class C	30,334	1,219,730
Hewlett Packard Enterprise Co.	16,947	269,966
HP, Inc.	81,938	2,404,880
NetApp, Inc.	948	60,530
Pure Storage, Inc., Class A *	26,932	687,035
		4,642,141
Textiles, Apparel & Luxury Goods - 2.5%
Deckers Outdoor Corp. *	3,359	1,510,039
Lululemon Athletica, Inc. *	12,791	4,658,354
		6,168,393
Trading Companies & Distributors - 2.8%
Herc Holdings, Inc.	7,825	891,268
SiteOne Landscape Supply, Inc. *	4,845	663,135
United Rentals, Inc.	607	240,226
WESCO International, Inc.	6,004	927,858
WW Grainger, Inc.	6,175	4,253,402
		6,975,889
Total Common Stocks
(Cost - $217,054,227)		242,811,442
Rights - 0.0%†
ABIOMED, Inc.*	1,883	1,921
Achillion Pharmaceuticals, Inc., CVR*	1,183	544
Prevail Therapeutics, CVR*	107	53

	Shares/ Principal	Fair Value
Rights (continued)

Total Rights
(Cost - $0)		$2,518
Warrants - 0.0%†
Chord Energy Corp., expires 12/31/25*	24	1,496
Parker Drilling Co., expires 9/16/24*	20	1
Valaris Ltd., expires 12/31/28*	61	671

Total Warrants
(Cost - $744)		2,168
Short-Term Investments - 1.4%
Money Market Funds - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.72%(a) (Cost - $3,374,850)	3,374,850	3,374,850

Total Investments - 99.8%
(Cost - $220,429,821)		$246,190,978
Other Assets Less Liabilities - Net 0.2%		369,975
Total Net Assets - 100.0%		$246,560,953

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

CVR	-	Contingent Value Rights
PLC	-	Public Limited Company

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	19	6/16/2023	$3,930,862	$211,047